Consolidated Balance Sheets (Parenthetical) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Consolidated Balance Sheets [Abstract]
Accumulated depreciation on property, plant and equipment	CAD 7,787	CAD 3,737